Financial risk management objectives and policies	12 Months Ended
Mar. 31, 2018
Financial Instruments [Abstract]
Financial risk management objectives and policies
Financial risk management objectives and policies
The Company’s primary risk management objective is to protect the Company’s assets and cash flow, in order to increase the Company’s enterprise value.
The Company is exposed to capital management risk, market risk, credit risk, and liquidity risk. The Company’s senior management and Board of Directors oversee the management of these risks. The Board of Directors reviews and agrees policies for managing each of these risks which are summarized below.
Capital management
The Company manages its capital, which consists of equity (subordinate and multiple shares) and long-term debt (the revolving facility and the term loan), with the objectives of safeguarding sufficient working capital over the annual operating cycle and providing sufficient financial resources to grow operations to meet long-term consumer demand. Management targets a ratio of trailing twelve months adjusted EBITDA (1) to long-term debt, reflecting the seasonal change in the business as working capital builds through the second fiscal quarter.  The Board of Directors monitors the Company’s capital management on a regular basis.  The Company will continually assess the adequacy of its capital structure and capacity and make adjustments within the context of the Company’s strategy, economic conditions, and the risk characteristics of the business.

(1)	Adjusted earnings before depreciation, amortization, interest and taxes is a non-IFRS measure.
Market risk
Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market prices comprise interest rate risk and foreign currency risk.
Interest rate risk
The Company is exposed to interest rate risk primarily related to the effect of interest rate changes on borrowings outstanding under the revolving facility and the term loan, as the required cash flows to service the debt will fluctuate as a result of changes in market rates. As at March 31, 2018, the Company had repaid all amounts owing on the revolving facility. The amount outstanding under the term loan was $146,649, which currently bears interest bears interest at 5.88%. For the year-ended March 31, 2018, a 1.00% increase in the average interest rate on our borrowings under the revolving facility would have increased interest expense by $627 (2017 - $823); a 1.00% increase in the average interest rate under the term loan would have increased annual interest expense by $1,460 based on the balance outstanding as at March 31, 2018 (2017 - $1,515).
Foreign exchange risk
Foreign exchange risk in operating cash flows
The Company’s consolidated financial statements are expressed in Canadian dollars, but a substantial portion of the Company’s revenues, purchases and expenses are denominated in other currencies, principally U.S. dollars, Euros, Pounds Sterling, and Swiss Francs. The Company has entered into forward foreign exchange contracts to reduce the foreign exchange risk associated with revenues, purchases and expenses denominated in these currencies. Beginning in fiscal 2017, certain foreign exchange forward contracts were designated at inception and accounted for as cash flow hedges with respect to expected activity in the 2018 fiscal year. The operating hedge program for the fiscal year ending March 31, 2019 was initiated during the fourth quarter of the 2018 fiscal year.
During the year ended March 31, 2018, an unrealized loss in the fair value of derivatives designated as cash flow hedges in the amount of $1,383 (net of tax recovery of $470) have been recorded in other comprehensive income (2017 - an unrealized gain of $13 net of tax expense of $4). During the year ended March 31, 2018, an unrealized gain of $46 (2017 - $300) on forward exchange contracts that are not treated as hedges have been recorded selling, general and administrative expenses in the statement of income. A loss of $220 (net of tax recovery of $75) was reclassified from other comprehensive income to selling, general and administrative expenses (2017 - $nil).
Foreign currency forward exchange contracts outstanding as at March 31, 2018 related to operating cash flows are:

	Contract Amount		Primary Currency
Forward exchange contract to purchase currency	CHF	4,275	Swiss Francs
	US$	48,370	U.S. dollars
		€15,987	Euros

Forward exchange contract to sell currency	US$	90,060	U.S. dollars
		€28,915	Euros
		£20,285	Pounds Sterling

Revenues and expenses of all foreign operations are translated into Canadian dollars at the foreign currency exchange rates that approximate the rates in effect at the dates when such items are recognized. Appreciating foreign currencies relative to the Canadian dollar, to the extent they are not hedged, will positively impact operating income and net income, while depreciating foreign currencies relative to the Canadian dollar will have the opposite impact.
Foreign exchange risk on long-term debt
The Company is exposed to fluctuations in the amount owing on the revolving facility and the term loan that are denominated in U.S. dollars. A $0.01 increase (decrease) in the value of the U.S. dollar relative to the Canadian dollar would result in a loss of $1,138 in income before taxes, based on the balances outstanding as at March 31, 2018 (2017 - $1,151). Appreciating foreign currencies relative to the Canadian dollar, to the extent they are not hedged, will positively impact operating income and net income, while depreciating foreign currencies relative to the Canadian dollar will have the opposite impact.
On October 18, 2017, the Company entered into derivative transactions to hedge a portion of its exposure to foreign exchange risk on principal and interest payments on its term loan liability denominated in U.S. dollars.
During the year ended March 31, 2018, an unrealized gain of $341 in the fair value of the long-dated forward exchange contract related to a portion of the term loan balance has been recognized in selling, general and administrative expenses in the statement of income. An unrealized gain of $1,523 (net of tax expense of $518) on the cross currency swap that is designated as a cash flow hedge has been recorded in other comprehensive income. A loss of $1,129 was reclassified from other comprehensive income to selling, general and administrative expenses.
During the year ended March 31, 2018, the Company has recognized in other comprehensive income an unrealized loss of $3,456 (net of tax expense of $1,176) in the fair value of the Euro-denominated cross-currency swap that is designated as a hedge of the Company's net investment in its European subsidiary.
Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss.
Credit risk arises from the possibility that certain parties will be unable to discharge their obligations. The Company has a significant number of customers which minimizes the concentration of credit risk. The Company does not have any customers which account for more than 10% of sales or accounts receivable. The Company has entered into an agreement with a third party who has insured the risk of loss for up to 82.8% of accounts receivable from certain designated customers based on a total deductible of $50 to a maximum of $30,000 per year. As at March 31, 2018, accounts receivable totaling approximately $8,061 (March 31, 2017 - $7,180) were insured under this agreement. In addition, the Company routinely assesses the financial strength of its customers and, as a consequence, believes that its accounts receivable credit risk exposure is limited. Customer deposits are received in advance from certain customers for seasonal orders, and applied to reduce accounts receivable when goods are shipped. Credit terms are normally sixty days for seasonal orders, and thirty days for re-orders.
The aging of trade receivables is as follows:

	Total		Past due
		Current	< 30 days	31-60 days	> 60 days
	$	$	$	$	$
Trade accounts receivable	9,722	4,306	2,785	1,033	1,598
Credit card receivables	3,048	3,048	—	—	—
March 31, 2018	12,770	7,354	2,785	1,033	1,598

Trade accounts receivable	7,904	1,135	1,972	2,013	2,784
Credit card receivables	3,429	3,429	—	—	—
March 31, 2017	11,333	4,564	1,972	2,013	2,784

Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to satisfy the requirements for business operations, capital expenditures, debt service and general corporate purposes, under normal and stressed conditions. The primary source of liquidity is funds generated by operating activities; the Company also relies on the asset based revolving facility as a source of funds for short term working capital needs. The Company continuously reviews both actual and forecasted cash flows to ensure that the Company has appropriate capital capacity.
The following table summarizes the amount of contractual undiscounted future cash flow requirements as at March 31, 2018:

Contractual obligations	2019	2020	2021	2022	2023	Thereafter	Total
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities	109,556	—	—	—	—	—	109,556
Revolving facility	—	—	—	—	—	—	—
Term loan	—	—	—	146,649	—	—	146,649
Interest commitments relating to long-term debt (1)	8,618	8,618	8,618	5,746	—	—	31,600
Foreign exchange forward contracts	(1,368)	—	—	(3,867)	—	—	(5,235)
Operating leases	16,711	17,283	17,449	17,378	17,511	64,884	151,216
Pension obligation	—	—	—	—	—	1,390	1,390

(1)	Interest commitments are calculated based on the loan balance and the interest rate payable on the Term Loan of 5.88% as at March 31, 2018.
The Company accrues expenses when incurred. Accounts are deemed payable once a past event occurs that requires payment by a specific date.